SIGNIFICANT ACCOUNTING POLICIES (Tables)	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
DT Cloud Star Acquisition Corp [Member]
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

The net income (loss) per share presented in the statement of operations is based on the following:

	For the Three Months ended June 30, 2026	For the Three Months ended June 30, 2025
Net income	$35,535	$631,498

Less: Interest earned in Trust Account to be allocated to redeemable shares	(161,596)	(742,159)
Net loss excluding investment income in Trust Account	(126,061)	(110,661)

	For the Six Months ended June 30, 2026	For the Six Months ended June 30, 2025
Net income (loss)	$(74,754)	$1,261,782

Less: Interest earned in Trust Account to be allocated to redeemable shares	(319,612)	(1,479,865)
Net loss excluding investment income in Trust Account	(394,366)	(218,083)

	For the Three Months Ended		For the Three Months Ended
	June 30, 2026		June 30, 2025
	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable
	Ordinary Share	Ordinary Share	Ordinary Share	Ordinary Share
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net losses	$(69,041)	$(57,020)	$(24,876)	$(85,785)
Interest earned in Trust Account	-	161,596	-	742,159
Allocation of net income (loss)	$(69,041)	$104,576	$(24,876)	$656,374
Denominators:
Weighted-average shares outstanding	2,000,900	1,652,509	2,000,900	6,900,000
Basic and diluted net income (loss) per share	$(0.035)	$0.063	$(0.012)	$0.095

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

	For the Six Months Ended		For the Six Months Ended
	June 30, 2026		June 30, 2025
	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable
	Ordinary Share	Ordinary Share	Ordinary Share	Ordinary Share
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net losses	$(215,986)	$(178,380)	$(49,025)	$(169,058)
Interest earned in Trust Account	-	319,612	-	1,479,865
Allocation of net income (loss)	$(215,986)	$141,232	$(49,025)	$1,310,807
Denominators:
Weighted-average shares outstanding	2,000,900	1,652,509	2,000,900	6,900,000
Basic and diluted net income (loss) per share	$(0.108)	0.085	$(0.025)	0.190

The net income (loss) per share presented in the statement of operations is based on the following:

	For the Year ended December 31, 2025	For the Year ended December 31, 2024
Net income	$2,132,715	$1,193,616
Less: Remeasurement to redemption value		(8,858,237)
Less: Interest earned in Trust Account to be allocated to redeemable shares	(2,683,684)	(1,456,287)
Net loss excluding investment income in Trust Account	(550,969)	(9,120,908)

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO AUDITED FINANCIAL STATEMENTS

	For the Year Ended		For the Year Ended
	December 31, 2025		December 31, 2024
	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable
	Ordinary Share	Ordinary Share	Ordinary Share	Ordinary Share
Basic and Diluted net income (loss) per share:
Numerators:
Allocation of net losses	$(133,101)	$(417,868)	$(3,334,160)	$(5,786,748)
Interest earned in Trust Account	-	2,683,684	-	1,456,287
Accretion of temporary equity	-	-	-	8,858,237
Allocation of net (loss) income	$(133,101)	$2,265,816	$(3,334,160)	$4,527,776
Denominators:
Weighted-average shares outstanding	2,000,900	6,281,802	1,716,236	2,978,689
Basic and diluted net income (loss) per share	$(0.07)	$0.36	$(1.94)	$1.52

PRIMEGEN US, INC. [Member]
SCHEDULE OF SHARE BASED COMPENSATION
For the Six Months Ended
	June 30,	June 30,
	2026	2025
	(Unaudited)	(Unaudited)

Expected life in years	3.0 - 4.0	3.0 - 10.0
Volatility	70%	70%
Risk free interest rate	3.67% - 3.82%	4.25% - 4.53%
Expected dividends	None	None
Expected forfeitures	None	None

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024

Expected life in years	3.0 - 10.0	6.0
Volatility	70%	100%
Risk free interest rate	4.25% - 4.53%	3.48%
Expected dividends	None	None
Expected forfeitures	None	None